Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of provision activity

EURm	Restructuring	Litigation and environmental(1)	Warranty	Material liability	Other	Total
1 January 2025	219	242	230	145	392	1 228
Business combinations	1	—	29	1	12	43
Charged to income statement
Additions(2)	397	165	295	109	72	1 038
Reversals	(6)	(18)	(56)	(115)	(106)	(301)
Total charged/(credited) to income statement	391	147	239	(6)	(34)	737
Utilized during year(3)	(239)	(78)	(118)	(39)	(28)	(502)
Translation differences and other	(1)	(22)	(3)	(13)	(51)	(90)
31 December 2025	371	289	377	88	291	1 416
Non-current	135	148	120	—	234	637
Current	236	141	257	88	57	779
(1)Environmental provision was EUR 130 million at 31 December 2025 (EUR 152 million at 31 December 2024).
(2)Additions to warranty provision are primarily due to a contract settlement related to a customer specific project that started in 2019.
(3)The utilization of restructuring provision includes items transferred to accrued expenses. A total of EUR 60 million of these remained in accrued expenses at 31 December 2025.